SCHEDULE OF BASIC NET LOSS PER COMMON SHARE (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Net loss attributable to First Choice Healthcare Solutions, Inc.	$ (840,416)	$ (3,051,015)	$ (3,954,535)	$ (7,771,338)	$ (8,261,964)	$ (9,997,614)
Weighted-average common shares, basic	32,958,288	32,958,288	32,958,288	32,958,288	32,958,288	32,958,288
Weighted-average common shares, diluted	32,958,288	32,958,288	32,958,288	32,958,288	32,958,288	32,958,288
Basic:	$ (0.03)	$ (0.09)	$ (0.12)	$ (0.24)	$ (0.25)	$ (0.30)
Diluted:	$ (0.03)	$ (0.09)	$ (0.12)	$ (0.24)	$ (0.25)	$ (0.30)